Condensed Statements of Cash Flows (Parenthetical) - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018
Condensed Statements of Cash Flows
Cash issuance costs, Convertible preferred stock	$ 186
Cash issuance cost, Convertible promissory notes		$ 440	$ 440